Shares [Member] Annual Fund Operating Expenses - Shares [Member] - U.S. GOVERNMENT SELECT PORTFOLIO	Nov. 30, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 1, 2027
SHARES
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.18%
Component1 Other Expenses	0.02%
Component2 Other Expenses	0.00%
Component3 Other Expenses	0.01%
Other Expenses (as a percentage of Assets):	0.03%
Expenses (as a percentage of Assets)	0.21%
Fee Waiver or Reimbursement	(0.01%)	[1]
Net Expenses (as a percentage of Assets)	0.20%	[2]

[1]
Northern Trust Investments, Inc. (“NTI”) has contractually agreed to reimburse a portion of the operating expenses of the Portfolio so that after such reimbursement the Total Annual Fund Operating Expenses of the Portfolio (excluding (i) acquired fund fees and expenses; (ii) service fees; (iii) the compensation paid to each Independent Trustee of the Trust; (iv) expenses of third party consultants engaged by the Board of Trustees; (v) membership dues paid to the Investment Company Institute and Mutual Fund Directors Forum; (vi) expenses in connection with the negotiation and renewal of the revolving credit facility; and (vii) extraordinary expenses and interest) do not exceed 0.20%. This contractual limitation may not be terminated before April 1, 2027 without the approval of the Board of Trustees.

[2]
The Total Annual Portfolio Operating Expenses After Expense Reimbursement do not correlate to the Portfolio’s ratio of average net assets to expenses, net of waivers, reimbursements and credits, included in the Portfolio’s Financial Highlights in the Portfolio’s complete Prospectus, which reflect voluntary expense reimbursements made by NTI to the Portfolio. Such voluntary reimbursements may be discontinued at any time.